RESTRICTED NET ASSETS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 115,751	¥ 112,603